Intangible Assets and Goodwill - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2020	Mar. 31, 2019	Jan. 31, 2017
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill		$ 721,990,000	$ 720,907,000	$ 721,990,000		$ 1,068,876,000
Impairment of goodwill		$ 272,160,000		272,160,000
ibibo Group - Go ibibo [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Impairment of goodwill				270,855,000
Goodwill	$ 466,762,000
Impact of currency translation adjustments on goodwill	64,564,000
ibibo Group - redBus [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Impairment loss			$ 0	$ 0
Description related to cash flow projections period			over a period of five years
Percentage by which recoverable amount exceeds the carrying amount		24.10%	37.50%	24.10%
Increase in discount rate (pre-tax)			4.97%	9.30%
EBITDA margin		4.15%	6.12%	4.15%
Air Ticketing and Hotels and Packages [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Impairment loss	$ 0		$ 0
Description related to cash flow projections period			over a period of five years
Goodwill [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill		$ 607,248,000	$ 619,874,000	$ 607,248,000	$ 607,248,000	$ 936,698,000	$ 950,204,000
Goodwill [Member] | ibibo Group - Go ibibo [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill					447,712,000		802,181,000
Impairment of goodwill				$ 270,855,000
Goodwill [Member] | ibibo Group - redBus [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill			$ 136,786,000		$ 141,737,000		$ 148,023,000